First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 83.1%
	Aerospace & Defense – 1.2%
9,917	TransDigm Group, Inc. (a) (b)	$6,171,746
	Air Freight & Logistics – 1.0%
27,306	United Parcel Service, Inc., Class B	5,321,666
	Automobiles – 1.7%
13,383	Ferrari NV	2,826,891
6,799	Tesla, Inc. (a)	6,060,969
		8,887,860
	Banks – 0.5%
21,342	JPMorgan Chase & Co. (b)	2,462,013
6,530	OFG Bancorp	179,379
		2,641,392
	Beverages – 0.2%
23,726	Keurig Dr. Pepper, Inc.	919,145
	Biotechnology – 3.8%
55,711	Gilead Sciences, Inc.	3,328,732
38,823	Incyte Corp. (a)	3,015,771
3,440	Regeneron Pharmaceuticals, Inc. (a)	2,001,014
40,539	Vertex Pharmaceuticals, Inc. (a) (b)	11,367,541
		19,713,058
	Building Products – 0.5%
47,817	Masco Corp. (b)	2,648,105
	Capital Markets – 0.7%
1,764	FactSet Research Systems, Inc.	757,956
22,962	T Rowe Price Group, Inc.	2,835,118
		3,593,074
	Chemicals – 3.0%
108,157	CF Industries Holdings, Inc. (b)	10,327,912
22,146	Dow, Inc.	1,178,389
3,410	Linde PLC	1,029,820
10,283	LyondellBasell Industries N.V., Class A	916,421
17,866	Mosaic (The) Co.	940,824
7,913	Westlake Corp.	770,251
		15,163,617
	Commercial Services & Supplies – 0.4%
13,674	ABM Industries, Inc.	613,141
40,467	Rollins, Inc.	1,560,812
		2,173,953
	Communications Equipment – 0.1%
17,898	NetScout Systems, Inc. (a)	636,811
	Construction & Engineering – 0.5%
15,827	AECOM	1,139,544
8,862	Quanta Services, Inc.	1,229,425
		2,368,969
	Construction Materials – 0.3%
11,144	Eagle Materials, Inc.	1,409,159

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging – 0.6%
83,625	Amcor PLC	$1,082,944
7,129	Packaging Corp. of America	1,002,408
23,883	WestRock Co.	1,011,684
		3,097,036
	Diversified Consumer Services – 0.3%
500	Graham Holdings Co., Class B	297,245
10,817	Grand Canyon Education, Inc. (a)	1,039,189
13,341	Perdoceo Education Corp. (a)	182,772
		1,519,206
	Diversified Financial Services – 0.8%
13,132	Berkshire Hathaway, Inc., Class B (a)	3,947,479
	Diversified Telecommunication Services – 0.1%
7,467	Iridium Communications, Inc. (a)	333,850
	Electric Utilities – 2.0%
8,741	American Electric Power Co., Inc.	861,513
7,915	Duke Energy Corp.	870,096
13,147	Edison International	890,972
7,495	Entergy Corp.	862,899
12,894	Evergy, Inc.	880,144
9,638	Eversource Energy	850,264
18,348	Exelon Corp.	852,999
16,451	Hawaiian Electric Industries, Inc.	695,877
19,086	NRG Energy, Inc.	720,497
11,629	Pinnacle West Capital Corp.	854,383
11,845	Southern (The) Co.	910,762
11,760	Xcel Energy, Inc.	860,597
		10,111,003
	Electronic Equipment, Instruments & Components – 0.7%
9,128	Arrow Electronics, Inc. (a)	1,169,936
5,754	Benchmark Electronics, Inc.	147,187
9,716	Insight Enterprises, Inc. (a)	907,571
10,550	Sanmina Corp. (a)	485,827
3,787	ScanSource, Inc. (a)	120,995
8,849	TD SYNNEX Corp.	888,617
		3,720,133
	Food & Staples Retailing – 3.4%
35,605	Albertsons Cos., Inc., Class A	955,994
3,895	Costco Wholesale Corp.	2,108,364
67,586	Sprouts Farmers Market, Inc. (a)	1,868,077
19,638	Walgreens Boots Alliance, Inc.	778,058
88,648	Walmart, Inc.	11,705,968
		17,416,461
	Food Products – 5.0%
12,538	Archer-Daniels-Midland Co.	1,037,770
9,589	Bunge Ltd.	885,352
63,058	Campbell Soup Co.	3,111,912
29,054	Hershey (The) Co. (b)	6,623,150
53,463	Hormel Foods Corp.	2,637,865
18,704	J.M. Smucker (The) Co.	2,474,913

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
37,747	McCormick & Co., Inc.	$3,297,201
72,427	Mondelez International, Inc., Class A	4,638,225
12,435	Tyson Foods, Inc., Class A	1,094,404
		25,800,792
	Gas Utilities – 0.5%
11,820	National Fuel Gas Co.	855,059
14,094	New Jersey Resources Corp.	651,002
26,675	UGI Corp.	1,151,293
		2,657,354
	Health Care Equipment & Supplies – 0.2%
12,672	Hologic, Inc. (a)	904,527
	Health Care Providers & Services – 6.0%
7,118	AmerisourceBergen Corp.	1,038,730
1,726	Chemed Corp.	830,361
4,121	Cigna Corp.	1,134,759
66,965	CVS Health Corp.	6,407,211
11,505	DaVita, Inc. (a)	968,261
15,852	Elevance Health, Inc.	7,562,989
12,877	Henry Schein, Inc. (a)	1,015,094
4,057	McKesson Corp.	1,385,790
16,645	Molina Healthcare, Inc. (a) (b)	5,454,899
18,595	Patterson Cos., Inc.	577,561
4,703	Quest Diagnostics, Inc.	642,289
7,375	UnitedHealth Group, Inc.	3,999,757
		31,017,701
	Hotels, Restaurants & Leisure – 0.4%
17,873	Airbnb, Inc., Class A (a)	1,983,546
	Household Durables – 0.2%
197	NVR, Inc. (a)	865,441
	Household Products – 1.3%
40,537	Church & Dwight Co., Inc.	3,566,040
21,955	Procter & Gamble (The) Co.	3,049,769
		6,615,809
	Independent Power & Renewable Electricity Producers – 0.2%
42,997	Vistra Corp.	1,111,472
	Insurance – 2.2%
5,218	Allstate (The) Corp.	610,349
11,506	American International Group, Inc.	595,666
2,458	Aon PLC, Class A	715,376
4,144	Arthur J. Gallagher & Co.	741,735
3,668	Assurant, Inc.	644,761
3,149	Chubb Ltd.	594,027
5,234	Cincinnati Financial Corp.	509,478
2,379	Everest Re Group Ltd.	621,752
6,841	Globe Life, Inc.	689,094
10,182	Loews Corp.	593,101
4,296	Marsh & McLennan Cos., Inc.	704,372
10,334	Mercury General Corp.	433,305
10,199	MetLife, Inc.	645,087

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
9,264	Principal Financial Group, Inc.	$620,132
5,785	Progressive (The) Corp.	665,622
3,809	Travelers (The) Cos., Inc.	604,488
9,637	W.R. Berkley Corp.	602,602
3,213	Willis Towers Watson PLC	664,898
		11,255,845
	Interactive Media & Services – 2.6%
44,128	Alphabet, Inc., Class A (a) (b)	5,132,969
41,103	Alphabet, Inc., Class C (a) (b)	4,794,254
20,401	Meta Platforms, Inc., Class A (a) (b)	3,245,799
		13,173,022
	Internet & Direct Marketing Retail – 1.7%
63,905	Amazon.com, Inc. (a) (b)	8,623,980
	IT Services – 2.4%
8,293	Accenture PLC, Class A	2,539,814
12,866	Amdocs Ltd.	1,120,114
7,219	CSG Systems International, Inc.	471,040
25,721	Genpact Ltd.	1,236,666
8,303	International Business Machines Corp.	1,085,949
15,833	VeriSign, Inc. (a)	2,994,970
12,426	Visa, Inc., Class A (b)	2,635,679
		12,084,232
	Life Sciences Tools & Services – 1.5%
27,353	Danaher Corp.	7,972,579
	Machinery – 1.9%
22,943	Allison Transmission Holdings, Inc.	960,623
5,868	Nordson Corp.	1,355,449
50,211	Otis Worldwide Corp.	3,924,994
11,025	Snap-on, Inc.	2,470,151
9,429	Westinghouse Air Brake Technologies Corp.	881,329
		9,592,546
	Metals & Mining – 2.7%
4,894	Alpha Metallurgical Resources, Inc.	669,303
46,789	AngloGold Ashanti Ltd., ADR	688,266
36,520	Cleveland-Cliffs, Inc. (a)	646,769
101,212	First Majestic Silver Corp.	775,284
5,938	Franco-Nevada Corp.	759,945
185,162	Kinross Gold Corp.	631,402
16,271	Newmont Corp.	736,751
8,712	Nucor Corp.	1,183,090
4,926	Reliance Steel & Aluminum Co.	937,172
7,285	Royal Gold, Inc.	763,249
11,076	Schnitzer Steel Industries, Inc., Class A	393,863
13,786	Southern Copper Corp.	686,543
11,432	Steel Dynamics, Inc.	890,324
27,635	SunCoke Energy, Inc.	204,499
19,724	TimkenSteel Corp. (a)	400,200
33,700	United States Steel Corp.	797,005

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
83,960	Wheaton Precious Metals Corp.	$2,879,828
		14,043,493
	Multi-Utilities – 1.4%
9,416	Ameren Corp.	876,818
28,427	CenterPoint Energy, Inc.	900,852
12,651	CMS Energy Corp.	869,503
8,961	Consolidated Edison, Inc.	889,558
10,572	Dominion Energy, Inc.	866,693
6,742	DTE Energy Co.	878,483
5,375	Sempra Energy	891,175
8,371	WEC Energy Group, Inc.	868,993
		7,042,075
	Oil, Gas & Consumable Fuels – 7.0%
81,570	Antero Midstream Corp.	820,594
21,438	Antero Resources Corp. (a)	849,802
16,885	Callon Petroleum Co. (a)	777,385
6,392	Cheniere Energy, Inc.	956,115
8,701	Chesapeake Energy Corp.	819,373
6,649	Chevron Corp.	1,088,973
5,719	Chord Energy Corp.	733,405
12,269	Civitas Resources, Inc.	723,380
40,704	CNX Resources Corp. (a)	702,958
80,326	Comstock Resources, Inc. (a)	1,279,593
10,990	ConocoPhillips	1,070,756
12,419	CONSOL Energy, Inc. (a)	761,533
41,904	Coterra Energy, Inc.	1,281,843
18,187	Devon Energy Corp.	1,143,053
18,858	EQT Corp.	830,318
30,306	Exxon Mobil Corp.	2,937,561
59,321	Kinder Morgan, Inc.	1,067,185
32,967	Magnolia Oil & Gas Corp., Class A	795,494
14,771	Marathon Petroleum Corp.	1,353,910
16,055	Matador Resources, Co.	927,658
48,552	Murphy Oil Corp.	1,706,117
43,804	Occidental Petroleum Corp.	2,880,113
17,136	ONEOK, Inc.	1,023,705
16,740	Ovintiv, Inc.	855,247
61,394	PBF Energy, Inc., Class A (a)	2,047,490
11,903	PDC Energy, Inc.	781,908
14,111	Phillips 66	1,255,879
4,758	Pioneer Natural Resources Co.	1,127,408
28,341	Range Resources Corp. (a)	937,237
12,888	Valero Energy Corp.	1,427,604
30,279	Williams (The) Cos., Inc.	1,032,211
		35,995,808
	Paper & Forest Products – 0.4%
32,424	Louisiana-Pacific Corp.	2,063,139
	Personal Products – 0.2%
55,026	Olaplex Holdings, Inc. (a)	946,447
	Pharmaceuticals – 3.0%
121,625	Bristol-Myers Squibb Co.	8,973,492

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
27,098	Johnson & Johnson (b)	$4,729,143
20,576	Pfizer, Inc.	1,039,294
7,058	Prestige Consumer Healthcare, Inc. (a)	425,668
		15,167,597
	Professional Services – 1.1%
4,954	CACI International, Inc., Class A (a)	1,497,545
54,728	CoStar Group, Inc. (a)	3,972,705
		5,470,250
	Road & Rail – 0.2%
26,597	CSX Corp.	859,881
	Semiconductors & Semiconductor Equipment – 4.0%
36,037	Analog Devices, Inc.	6,196,923
5,988	Broadcom, Inc.	3,206,454
94,448	Microchip Technology, Inc.	6,503,689
19,556	NVIDIA Corp.	3,551,956
6,731	Texas Instruments, Inc.	1,204,109
		20,663,131
	Software – 6.8%
8,247	Adobe, Inc. (a)	3,382,260
25,542	Autodesk, Inc. (a)	5,525,245
43,276	Check Point Software Technologies Ltd. (a)	5,392,189
51,205	Microsoft Corp. (b)	14,375,292
13,791	Roper Technologies, Inc.	6,022,116
13,139	Xperi Holding Corp.	220,210
		34,917,312
	Technology Hardware, Storage & Peripherals – 5.7%
168,433	Apple, Inc. (b)	27,372,047
58,831	HP, Inc.	1,964,367
		29,336,414
	Tobacco – 1.8%
208,883	Altria Group, Inc. (b)	9,161,608
3,184	Universal Corp.	178,018
		9,339,626
	Trading Companies & Distributors – 0.9%
10,440	Beacon Roofing Supply, Inc. (a)	626,609
6,743	Rush Enterprises, Inc., Class A	324,945
6,945	Watsco, Inc.	1,902,583
3,133	WW Grainger, Inc.	1,702,879
		4,557,016
	Total Common Stocks	425,854,758
	(Cost $405,533,830)
REAL ESTATE INVESTMENT TRUSTS – 6.3%
	Equity Real Estate Investment Trusts – 6.3%
24,132	Boston Properties, Inc.	2,199,873
46,969	Crown Castle, Inc.	8,485,420
6,173	Equinix, Inc.	4,344,187
50,321	Iron Mountain, Inc.	2,440,065

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
10,021	Mid-America Apartment Communities, Inc.	$1,861,201
62,256	Physicians Realty Trust	1,106,289
13,520	Public Storage	4,413,063
28,491	Regency Centers Corp.	1,835,675
20,570	Sun Communities, Inc.	3,372,657
19,138	Welltower, Inc.	1,652,375
8,026	WP Carey, Inc.	716,722
	Total Real Estate Investment Trusts	32,427,527
	(Cost $32,491,750)
EXCHANGE-TRADED FUNDS – 5.2%
	Capital Markets – 5.2%
34,719	iShares Rusell 1000 Value ETF	5,365,127
36,786	iShares S&P 500 Value ETF	5,355,306
80,595	Schwab U.S. Large-Cap Value ETF	5,357,150
136,827	SPDR Portfolio S&P 500 Value ETF	5,333,516
52,693	Vanguard Mega Cap Value ETF	5,302,497
	Total Exchange-Traded Funds	26,713,596
	(Cost $26,437,304)
MASTER LIMITED PARTNERSHIPS – 0.1%
	Oil, Gas & Consumable Fuels – 0.1%
14,316	Hess Midstream, L.P., Class A (c)	435,493
	(Cost $439,207)

Total Investments – 94.7%	485,431,374
(Cost $464,902,091)

Shares	Description	Value
COMMON STOCKS SOLD SHORT – (23.3)%
	Aerospace & Defense – (0.3)%
(4,092)	Axon Enterprise, Inc. (a)	(450,897)
(21,240)	Spirit AeroSystems Holdings, Inc., Class A	(697,097)
(4,967)	Woodward, Inc.	(520,045)
		(1,668,039)
	Auto Components – (0.8)%
(20,129)	Aptiv PLC (a)	(2,111,331)
(16,171)	BorgWarner, Inc.	(621,937)
(61,673)	Goodyear Tire & Rubber (The) Co. (a)	(757,344)
(3,254)	Visteon Corp. (a)	(415,145)
		(3,905,757)
	Banks – (3.5)%
(78,273)	Bank of America Corp.	(2,646,410)
(51,632)	Citizens Financial Group, Inc.	(1,960,467)
(11,265)	Comerica, Inc.	(876,079)
(98,982)	Huntington Bancshares, Inc.	(1,315,471)
(12,284)	M&T Bank Corp.	(2,179,796)
(33,372)	Old National Bancorp	(581,006)
(12,708)	PacWest Bancorp	(356,205)
(15,741)	PNC Financial Services Group (The), Inc.	(2,612,062)
(5,484)	Popular, Inc.	(425,942)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Banks (Continued)
(52,426)	Truist Financial Corp.	$(2,645,940)
(20,310)	Wells Fargo & Co.	(891,000)
(7,550)	Western Alliance Bancorp	(576,669)
(19,463)	Zions Bancorp N.A.	(1,061,707)
		(18,128,754)
	Beverages – (0.9)%
(1,313)	Boston Beer (The) Co., Inc., Class A (a)	(499,504)
(7,099)	Constellation Brands, Inc., Class A	(1,748,555)
(12,009)	Molson Coors Beverage Co., Class B	(717,538)
(9,563)	PepsiCo, Inc.	(1,673,142)
		(4,638,739)
	Biotechnology – (0.2)%
(20,180)	Natera, Inc. (a)	(948,460)
	Building Products – (0.5)%
(19,785)	AZEK (The) Co., Inc. (a)	(409,154)
(7,119)	Fortune Brands Home & Security, Inc.	(496,052)
(13,940)	Johnson Controls International PLC	(751,505)
(3,052)	Lennox International, Inc.	(731,046)
		(2,387,757)
	Capital Markets – (0.5)%
(34,075)	Bank of New York Mellon (The) Corp.	(1,480,900)
(5,576)	Northern Trust Corp.	(556,373)
(7,302)	State Street Corp.	(518,734)
		(2,556,007)
	Chemicals – (1.2)%
(10,688)	Air Products & Chemicals, Inc.	(2,653,082)
(28,530)	Corteva, Inc.	(1,641,902)
(5,201)	DuPont de Nemours, Inc.	(318,457)
(7,728)	FMC Corp.	(858,581)
(5,345)	Scotts Miracle-Gro (The) Co.	(475,438)
		(5,947,460)
	Commercial Services & Supplies – (0.1)%
(4,759)	Clean Harbors, Inc. (a)	(464,431)
	Communications Equipment – (0.1)%
(13,460)	Ciena Corp. (a)	(694,536)
	Construction Materials – (0.2)%
(3,648)	Martin Marietta Materials, Inc.	(1,284,388)
	Containers & Packaging – (0.6)%
(11,382)	Crown Holdings, Inc.	(1,157,322)
(46,352)	Silgan Holdings, Inc.	(2,062,664)
		(3,219,986)
	Diversified Telecommunication Services – (0.4)%
(49,939)	Verizon Communications, Inc.	(2,306,682)
	Electric Utilities – (0.1)%
(4,674)	NextEra Energy, Inc.	(394,906)
	Electrical Equipment – (0.3)%
(8,329)	Eaton Corp. PLC	(1,235,940)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electrical Equipment (Continued)
(47,047)	Vertiv Holdings Co.	$(537,277)
		(1,773,217)
	Electronic Equipment, Instruments & Components – (0.3)%
(6,013)	IPG Photonics Corp. (a)	(640,866)
(2,096)	Teledyne Technologies, Inc. (a)	(820,374)
		(1,461,240)
	Energy Equipment & Services – (0.1)%
(17,123)	Baker Hughes Co.	(439,890)
(15,612)	ChampionX Corp.	(326,135)
		(766,025)
	Entertainment – (0.2)%
(21,737)	Cinemark Holdings, Inc. (a)	(398,439)
(3,758)	Netflix, Inc. (a)	(845,174)
		(1,243,613)
	Food & Staples Retailing – (0.1)%
(17,766)	US Foods Holding Corp. (a)	(559,629)
	Food Products – (0.3)%
(7,922)	Freshpet, Inc. (a)	(423,352)
(8,553)	Lamb Weston Holdings, Inc.	(681,332)
(4,249)	Post Holdings, Inc. (a)	(369,408)
		(1,474,092)
	Health Care Equipment & Supplies – (1.7)%
(6,950)	Align Technology, Inc. (a)	(1,952,742)
(2,581)	Cooper (The) Cos., Inc.	(843,987)
(8,751)	DENTSPLY SIRONA, Inc.	(316,436)
(7,551)	Dexcom, Inc. (a)	(619,786)
(5,008)	Insulet Corp. (a)	(1,240,982)
(8,655)	Masimo Corp. (a)	(1,251,340)
(4,366)	Novocure Ltd. (a)	(296,844)
(4,402)	Omnicell, Inc. (a)	(484,748)
(2,723)	Penumbra, Inc. (a)	(379,532)
(12,502)	Zimmer Biomet Holdings, Inc.	(1,380,096)
		(8,766,493)
	Hotels, Restaurants & Leisure – (0.7)%
(113,654)	Carnival Corp. (a)	(1,029,705)
(61,313)	Norwegian Cruise Line Holdings Ltd. (a)	(744,953)
(13,715)	Starbucks Corp.	(1,162,758)
(12,193)	Yum China Holdings, Inc.	(593,921)
		(3,531,337)
	Household Durables – (0.2)%
(28,632)	Newell Brands, Inc.	(578,653)
(16,191)	Sonos, Inc. (a)	(357,983)
		(936,636)
	Household Products – (0.4)%
(15,095)	Kimberly-Clark Corp.	(1,989,370)
(3,958)	Spectrum Brands Holdings, Inc.	(275,239)
		(2,264,609)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Industrial Conglomerates – (0.7)%
(3,571)	3M Co.	$(511,510)
(39,732)	General Electric Co.	(2,936,592)
		(3,448,102)
	Internet & Direct Marketing Retail – (0.1)%
(5,811)	DoorDash, Inc., Class A (a)	(405,317)
	IT Services – (2.3)%
(5,817)	Block, Inc. (a)	(442,441)
(5,932)	Cloudflare, Inc., Class A (a)	(298,498)
(28,472)	Fidelity National Information Services, Inc.	(2,908,699)
(21,354)	Fiserv, Inc. (a)	(2,256,691)
(3,942)	FleetCor Technologies, Inc. (a)	(867,595)
(2,712)	Global Payments, Inc.	(331,732)
(18,597)	PayPal Holdings, Inc. (a)	(1,609,198)
(84,168)	Sabre Corp. (a)	(517,633)
(8,092)	Snowflake, Inc., Class A (a)	(1,213,072)
(3,396)	Twilio, Inc., Class A (a)	(287,981)
(19,351)	Western Union (The) Co.	(329,354)
(3,043)	WEX, Inc. (a)	(505,777)
		(11,568,671)
	Leisure Products – (0.1)%
(7,536)	YETI Holdings, Inc. (a)	(382,603)
	Life Sciences Tools & Services – (0.1)%
(14,330)	10X Genomics, Inc., Class A (a)	(575,349)
	Machinery – (0.6)%
(6,348)	Graco, Inc.	(426,332)
(14,950)	Stanley Black & Decker, Inc.	(1,455,084)
(10,812)	Xylem, Inc.	(995,028)
		(2,876,444)
	Media – (0.9)%
(35,742)	Altice USA, Inc., Class A (a)	(375,649)
(37,612)	Comcast Corp., Class A	(1,411,202)
(31,881)	DISH Network Corp., Class A (a)	(553,773)
(26,062)	Interpublic Group of (The) Cos., Inc.	(778,472)
(8,644)	Liberty Broadband Corp., Class C (a)	(941,591)
(7,499)	Omnicom Group, Inc.	(523,730)
		(4,584,417)
	Multi-Utilities – (0.1)%
(4,954)	Public Service Enterprise Group, Inc.	(325,329)
	Oil, Gas & Consumable Fuels – (0.1)%
(5,468)	Continental Resources, Inc.	(376,691)
	Personal Products – (0.3)%
(5,019)	Estee Lauder (The) Cos., Inc., Class A	(1,370,689)
	Pharmaceuticals – (0.1)%
(3,413)	Catalent, Inc. (a)	(386,010)
	Professional Services – (0.4)%
(3,783)	Equifax, Inc.	(790,306)
(14,660)	TransUnion	(1,161,512)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Professional Services (Continued)
(1,980)	Verisk Analytics, Inc.	$(376,695)
		(2,328,513)
	Real Estate Management & Development – (0.1)%
(4,215)	CBRE Group, Inc., Class A (a)	(360,888)
	Road & Rail – (0.1)%
(3,906)	JB Hunt Transport Services, Inc.	(715,853)
	Semiconductors & Semiconductor Equipment – (1.3)%
(8,058)	Intel Corp.	(292,586)
(4,008)	Lam Research Corp.	(2,006,044)
(17,892)	Micron Technology, Inc.	(1,106,799)
(1,319)	SolarEdge Technologies, Inc. (a)	(475,012)
(20,615)	SunPower, Corp. (a)	(419,928)
(7,354)	Teradyne, Inc.	(741,945)
(18,928)	Wolfspeed, Inc. (a)	(1,576,702)
		(6,619,016)
	Software – (1.1)%
(9,359)	Avalara, Inc. (a)	(818,164)
(4,804)	Blackline, Inc. (a)	(303,709)
(19,069)	C3.ai, Inc., Class A (a)	(351,060)
(14,519)	Ceridian HCM Holding, Inc. (a)	(795,206)
(8,374)	Everbridge, Inc. (a)	(210,522)
(10,633)	nCino, Inc. (a)	(343,339)
(14,606)	NCR Corp. (a)	(473,965)
(8,288)	Oracle Corp.	(645,138)
(6,929)	Pegasystems, Inc.	(278,199)
(11,278)	Procore Technologies, Inc. (a)	(583,073)
(55,913)	Riot Blockchain, Inc. (a)	(409,283)
(3,798)	Salesforce, Inc. (a)	(698,908)
		(5,910,566)
	Specialty Retail – (1.1)%
(39,790)	American Eagle Outfitters, Inc.	(479,072)
(4,880)	Burlington Stores, Inc. (a)	(688,714)
(14,614)	CarMax, Inc. (a)	(1,454,677)
(12,459)	Floor & Decor Holdings, Inc., Class A (a)	(1,003,822)
(58,068)	Gap (The), Inc.	(558,614)
(1,352)	Home Depot (The), Inc.	(406,871)
(2,811)	Lithia Motors, Inc.	(745,702)
(2,081)	Lowe’s Cos., Inc.	(398,574)
		(5,736,046)
	Trading Companies & Distributors – (0.1)%
(3,061)	Herc Holdings, Inc.	(379,625)
	Total Investments Sold Short – (23.3)%	(119,672,922)
	(Proceeds $119,216,567)
	Net Other Assets and Liabilities – 28.6%	146,999,784
	Net Assets – 100.0%	$512,758,236

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Nasdaq 100 E-mini Futures	Short	163	Sep 2022	$ (42,287,090)	$55,685
Russell 2000 E-mini Futures	Short	275	Sep 2022	(25,922,875)	(1,061,375)
				$(68,209,965)	$(1,005,690)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 425,854,758	$ 425,854,758	$ —	$ —
Real Estate Investment Trusts*	32,427,527	32,427,527	—	—
Exchange-Traded Funds*	26,713,596	26,713,596	—	—
Master Limited Partnerships*	435,493	435,493	—	—
Total Investments	485,431,374	485,431,374	—	—
Futures Contracts	55,685	55,685	—	—
Total	$ 485,487,059	$ 485,487,059	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (119,672,922)	$ (119,672,922)	$ —	$ —
Futures Contracts	(1,061,375)	(1,061,375)	—	—
Total	$ (120,734,297)	$ (120,734,297)	$—	$—

*	See Portfolio of Investments for industry breakout.